SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity, Attributable to Noncontrolling Interest	$ 3,040,000	$ 3,111,000
Research and Development Expense	1,147,000	1,226,000
Goodwill, Impairment Loss		0
Impairment of Intangible Assets, Finite-Lived		0
Subsidiaries [Member]
Equity, Attributable to Noncontrolling Interest	$ 3,040,000	$ 3,111,000
Sweet Sense Inc. [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	50.00%